Significant Accounting Policies (Details) - Schedule of supliers concentration risk	6 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
Supplier A [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	31.93%		21.42%
Supplier B [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	23.90%		19.68%
Supplier C [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	15.58%		17.29%
Accounts Receivable [Member] | Supplier A [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	18.83%	23.50%
Accounts Receivable [Member] | Supplier B [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	8.60%	8.67%
Accounts Receivable [Member] | Supplier C [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	11.04%	7.76%